Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Taxes Tables [Line Items]
Income taxes

For the year ended
USD m 31.12.24 31.12.23 31.12.22
Tax expense / (benefit)
Swiss
Current 672 883 730
Deferred 296 152 (15)
Total Swiss 968 1,035 715
Non-Swiss
Current 1,498 684 718
Deferred (791) (846) 509
Total non-Swiss 707 (162) 1,227
Total income tax expense / (benefit) recognized in the income statement 1,675 873 1,942

Income tax expense / (benefit)

For the year ended
USD m 31.12.24 31.12.23 31.12.22
Operating profit / (loss) before tax 6,821 28,255 9,604
of which: Swiss 3,002 32,237 4,425
of which: non-Swiss 3,819 (3,981) 5,178
Income taxes at Swiss tax rate of 18.5 % for 2024, 18.5 % for 2023 and 18 % for 2022 1,262 5,227 1,729
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate (197) (224) 284
Tax effects of losses not recognized 1,012 1,584 74
Previously unrecognized tax losses now utilized (454) (401) (217)
Non-taxable and lower-taxed income
1
(447) (5,641) (335)
Non-deductible expenses and additional taxable income 1,774 1,651 429
Adjustments related to prior years, current tax (102) (87) (41)
Adjustments related to prior years, deferred tax 9 (1) 13
Change in deferred tax recognition (1,480) (1,288) (217)
Adjustments to deferred tax balances arising from changes

in tax rates
(40) 26 0
Other items 338 25 222
Income tax expense / (benefit) 1,675 873 1,942
1 The reconciling item for non-taxable and lower-taxed income for 2023 primarily reflects that the negative goodwill gain that was recorded in the income statement in relation

to the acquisition of the Credit Suisse
Group did not result in any tax expense.

Deferred tax assets and liabilities

USD m 31.12.24 31.12.23
Deferred tax assets
1
Gross
Valuation
allowance Recognized Gross
Valuation
allowance Recognized
Tax loss carry-forwards 19,940 (17,663) 2,277 19,070 (16,078) 2,992
Unused tax credits 675 0 675 95 0 95
Temporary differences 10,841 (2,659) 8,182 11,159 (3,564) 7,595 of which: related to real estate costs capitalized for US

tax
purposes 2,971 0 2,971 2,703 0 2,703
of which: related to compensation and benefits 1,984 (503) 1,482 1,795 (471) 1,324 of which: related to cash flow hedges 529 0 529 765 (139) 626 of which: other 5,358 (2,156) 3,201 5,896 (2,954) 2,942
Total deferred tax assets 31,456 (20,322) 11,134 2 30,324 (19,642) 10,682 2 of which: related to the US 9,340 9,023
of which: related to other locations 1,794 1,659
Deferred tax liabilities
Total deferred tax liabilities 340 325
1 After offset of DTLs, as applicable.

2 As of 31 December 2024, the Group recognized DTAs of USD
697 m (31 December 2023: USD 426 m) in respect of entities that incurred losses in either 2024 or 2023.

Unrecognized tax loss carry-forwards

Unrecognized tax loss carry-forwards
USD m 31.12.24 31.12.23
Within 1 year 387 342
From 2 to 5 years 9,491 10,839
From 6 to 10 years 3,127 7,114
From 11 to 20 years 3,760 1,818
No expiry 50,838 44,222
Total 67,603 64,335
of which: related to the US
1
19,213 12,354
of which: related to the UK 38,293 37,773
of which: related to other locations 10,097 14,208
1 Mainly related to UBS AG’s US branch.